SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Accounting principles
A.	Accounting principles

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). Profit or loss accounts are presented and analyzed by their nature rather than their function within the entity as such method provides reliable and more relevant information on the Company's operations.

Comparative information
B.	Comparative information

Comparative figures stated in the statements of comprehensive income (loss), financial position and cash flows have been reclassified to conform to the current year's presentation format for the purpose of adequate presentation.

Basis of consolidation
C.	Basis of consolidation

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. The consolidated financial statements present the results of the Company as though NeoGames S.A and its subsidiaries formed a single entity. Intercompany transactions and balances between NeoGames S.A and its subsidiaries are therefore eliminated in full.

Business combination
D.	Business combination

When the Group gained control on a business, the business combination has been accounted for based on the purchase accounting method. The Group measures the transferred consideration based on the fair value of the transferred assets (cash) and the shares issued. The identified assets, liabilities and components of non-controlling interests have been accounted for on their fair value on the acquisition date based on preliminary management assessment to be finalized within a year from the acquisition date.

Goodwill represents the excess of the cost of the business combination over the fair value of the identified assets and liabilities. Goodwill was allocated based on the initial recognition of the of the expected benefit from the business combination that gave rise to goodwill. Goodwill was allocated at the initial recognition to the Group's cash generating units ("CGUs") that have expected to benefit from the business combination that gave rise to the goodwill. When the consideration transferred includes a contingent consideration arrangement, the contingent consideration is measured at its acquisition date fair value and included as part of the considerations transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the “measurement period” about facts and circumstances that existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments is recognized in the statement of the comprehensive income. Business combination related expenses have been recorded into statement of comprehensive income.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect the new information obtained about the facts and circumstances that existed as of the acquisition date, if known, would have affected the amounts recognized as of that date.

Foreign currency
E.	Foreign currency

The financial statements of the Group are prepared in US dollars. The functional currency is the currency that best reflects the economic substance of the underlying events and circumstances relevant to the Group’s transactions. Aspire group functional currency is Euro ("Foreign operations"), while all other entities within the Group have the US dollar as their functional currency.

Balances in currencies other than US dollar are translated into US dollars in accordance with the principles set forth by International Accounting standard (IAS) 21 (“The Effects of Changes in Foreign Exchange Rates”).

Transactions in currencies other than the functional currency ("Foreign currency") –

Each transaction denominated in Foreign currency has been recorded at the functional currency using the transaction date exchange rate.

At the end of the reporting period:

Financial assets and liabilities have been translated at the exchange rate applicable at the end of the reporting period while non-financial items have been translated at the exchange rate at the time of the transaction. Gains and losses from translation are recorded as finance income (expense).

Foreign operations –

The financial statements of Foreign operations have been translated into US dollar as follows:

Assets and liabilities related to the Foreign operations have been translated at the exchange rate applicable at the end of the reporting period.

Profit and loss items have been translated using quarterly average exchange rates.

Equity items except for accumulated other comprehensive income and retained earnings have been translated using transaction date exchange rate.

Retained earnings is based on opening balance plus profit and loss items which have been translated using quarterly average exchange rates.

The exchange differences have been recorded as other comprehensive income.

Transaction under common control
F.	Transaction under common control

Acquisition of intangible assets under common control in 2014 was accounted for based on their book value as was accounted for by the seller, and the difference between the fair value of the consideration and the book value of the intangible assets was recorded as a capital reserve with respect to transaction under common control in the statement of changes in equity (deficit).

Cash and cash equivalents
G.	Cash and cash equivalents

Cash and cash equivalents comprise cash and short-term bank deposits with an original maturity of three months or less, as well as funds attributed to players deposits reserves and deposits held at call with banks.

Restricted deposits
H.	Restricted deposits
Restricted deposits mainly includes Joint Venture Restricted deposits (see note 10), pledges for leased premises.
Financial instruments
I.	Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value and subsequently measured at amortized cost based on the effective interest rate, as applicable.

Financial assets are classified into one of the categories discussed below, depending on the purpose for which the asset was acquired. The Group’s accounting policy for each category is as follows:

Derivatives - Fair value through profit or loss
The Group uses derivative financial instruments to hedge certain currency cash flow exposures denominated in NIS. The derivative instruments used by the Group consist mainly of forward foreign exchange contracts. They are carried in the statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive income within finance income or expense.

Investment in shares of a publicly traded company - Fair value through other comprehensive loss
The fair value is based on its stock market price (Level 1), whereby any gains or losses are recognized in other comprehensive income (loss).

Amortized cost

These assets comprise principally of trade receivables, cash and cash equivalents and deposits.

Trade receivables

Trade receivables are initially recognized at transaction price and subsequently measured at amortized cost and principally comprise amounts due from Lottery and gaming operator customers across all of our business units. The Company has applied the standard simplified approach and has calculated the Expected credit losses based on lifetime of expected credit losses, with de-minimis results. Bad debts (if any) are written off when there is objective evidence that the full amount may not be collected. Aspire’s trade receivables principally represent amounts due from payment processors that remit funds on behalf of customers and other types of contractual monetary asset and cash.

Other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest which are initially recognized at fair value and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

Financial liabilities are classified into one of the categories discussed below. The Group’s accounting policy for each category is as follows:

Derivatives - see above within financial assets

Other financial liabilities - amortized cost
Other financial liabilities include mainly loans, trade and other payables:

Loans are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing loans are subsequently measured at amortized cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position.

Trade and other payables are initially recognized at fair value and subsequently carried at amortized cost.

Investment in a joint operation
J.	Investment in a joint operation

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to that arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the consent of all parties to the joint control. The consolidated financial statements include the Company’s interest in any assets held jointly by the Michigan Joint Operation, and the Company’s share of revenues and expenses of the Michigan Joint Operation.

Investment in a joint venture
K.	Investment in a joint venture

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets only. The Company’s investment in a joint venture is accounted for based on the equity method. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of the profit and losses of the joint venture.

Investment in associates
L.	Investment in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not control or joint control over those policies. The Group’s investment in its associates is accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost plus direct transaction costs. The carrying amount of the investment is adjusted to recognize changes in the company’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately. In cases where equity losses exceed the investment, they are not recognized unless the Group is obligated and has a share in those losses. After the application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on the investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the Statement of Comprehensive Income.

Employee benefits
M.	Employee benefits

The Group employs personnel in Israel, United states, Malta, Ukraine, Bulgaria, Gibraltar, India, North Macedonia and Italy.

The Israeli subsidiaries have adopted the general authorization in accordance with Section 14 of the Severance Pay Law, 1963 (“Section 14”), according to which deposits to the pension funds and/or policies of insurance companies exempt the subsidiary from additional payments. However, the Group’s liabilities for severance pay, attributed to certain employees that are not subject to Section 14 are computed on the basis of the employee’s most recent salary as of the end of the period date, in accordance with the Severance Pay Law, and are partially covered by monthly deposits with insurance policies and/or other funds in favor of the employees and the remaining are accrued for in the consolidated financial statements.

As most of NGS’s the Israeli subsidiaries employees are covered by Section 14, and due to immateriality, the Group does not use actuarial estimates and calculations for severance obligations. The Group accounts for such employees who are not subject to Section 14, by measuring accruals on the full amounts assuming that all of these employees will be terminated as of the end of the period date of each period (shut-down method).

The Bulgarian, Gibraltarian and India-based subsidiaries applied the same concept as described above, and by depositing funds on a monthly basis those subsidiaries are exempt from any additional payments as well.

The majority of the employees in Ukraine and North Macedonia are not entitled by their employment scheme and local regulation to severance pay.

Provisions and contingent liabilities
N.	Provisions and contingent liabilities

Provisions, which are liabilities of uncertain timing or amounts, are recognized when the Company has a legal or constructive obligation as a result of past events, if it is probable that an outflow of funds will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

Where the Group has a possible obligation as a result of a past event that may, but probably will not, result in an outflow of economic benefits, no provision is made.

Disclosures are made of the contingent liability (which its likelihood to succeed is not remote) including, where practicable, an estimate of the financial effect, uncertainties relating to the amount or timing of outflow of resources and the possibility of any reimbursement.

Where time value is material, the amount of the related provision is calculated by discounting the cash flows at a pre-tax rate that reflects market assessments of the time value of money and any risks specific to the liability.

Property and equipment
O.	Property and equipment

Property and equipment comprise of data center (servers), computers, leasehold improvements, office furniture and equipment and are stated at cost less accumulated depreciation and any accumulated impairment.

Depreciation is calculated to write off the cost of fixed assets to their residual amounts on a straight line basis over the expected useful lives of the assets concerned. The principal annual rates used for this purpose, are:

%

Computers and computers equipment	25-50
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful lives

Subsequent expenditures are included in the assets carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing proceeds with carrying amount and are recognized in profit or loss.

The depreciation method and the estimated useful life of an asset are reviewed at least each year-end and the changes are accounted for as a change in accounting estimate on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Intangible assets
P.	Intangible assets

Intangible assets acquired through business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Internally generated intangible assets

Intangible assets of the Company comprise development costs capitalization, which are amortized over their useful life and reviewed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are treated prospectively as a change in accounting estimates.

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate:

•	The technical feasibility of completing the intangible asset so that it will be available for use or sale.
•	The Company's intention to complete the intangible asset and use or sell it.
•	The ability to use or sell the intangible asset.
•	How the intangible asset will generate future economic benefits.
•	The availability of adequate technical, financial and other resources to complete the intangible asset; and
•	The ability to measure reliably the respective expenditure asset during its development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. It is amortized over the period of expected future benefit.

The useful life of capitalized development costs is between 3-8 years and they are amortized on a straight-line basis over the expected useful lives of the assets concerned.

Goodwill
Q.	Goodwill

Goodwill is initially recognized and measured as set out above Note 2d.

Goodwill is not amortized but is reviewed for impairment at least annually as of year-end. CGUs to which goodwill have been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU. An impairment loss recognized for goodwill is not reversed in a subsequent period. See Notes 8 and 19.

Impairment of non-financial assets
R.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of fixed assets and intangible assets whenever events or changes in the circumstances indicate that the carrying amount is not recoverable. If the carrying amount of the above assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of the net sale price and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the specific risks of the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in the statement of comprehensive income (loss). In case of appreciation in the following accounting periods, the impairment charge can be reserved into the statement of comprehensive income up to the depreciated/amortized asset to be recalculated then.

Revenue recognition
S.	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring services to a customer.

Revenue is recognized in the accounting periods in which the transactions occurred after deduction of certain promotional bonuses granted to customers and VAT, and after adding the fees and charges applied to customer accounts and is measured at the fair value of the consideration received or receivable.

In instances of revenue split arrangements where the Company is the principal in the transaction, revenue is recognized on a gross basis and the third-party revenue portion related to the sale is recognized within distribution expenses as royalties, while in cases where the Company acts as an agent between the customer and the vendor, revenue is recognized net of costs:

Net gaming revenues (bets minus wins and certain promotional bonuses) are presented, net of distribution expenses in an arrangement whereby the partner (website owner) is the principal, while the Company provides operational services (platform, processing, reporting etc.) as its agent (service provider). In most arrangements, the Company is the principal.

Royalties from licensing of technological platforms and provision of proprietary games content are presented net of third-party games charges in an arrangement whereby the lottery customer controls and is accountable for the third-party games and the relating commercial terms with the third-party games vendors, while the Company is its agent as a platform aggregator. In most arrangements, the Company is the principal and provides comprehensive solution.

To determine whether the Group is an agent or principal, management consider whether the Group obtain control of the services or products before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether we have primary responsibility for fulfillment to the customer, as well as pricing discretion.

The Group generates its revenues through four streams:

•	Royalties from licensing of technological platforms and provision of proprietary games content (which are recognized in the accounting periods in which the gaming transactions occur).
•	Fees from access to intellectual property rights (which are recognized over the useful periods of the intellectual property rights).
•	Fees from development services (which are recognized in the accounting periods in which services are provided)
•	Fees from online activities including net gaming revenues, processing charges and other similar charges (which are recognized in the accounting periods in which the gaming transactions occur).

Segment Reporting
T.	Segment Reporting

Segmental results are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker.

The Company’s operating segments identified are: Lottery, Core, Sports and Games. See Notes 1 and Note 19.

Reserve with respect to funding transactions with related parties
U.	Reserve with respect to funding transactions with related parties

Transactions with related parties are accounted for based on fair value. Any difference between the nominal value and the fair value that arises in transactions with related parties are recorded directly into equity to a “Reserve with respect to funding transactions with related parties”.

Share-based payment
V.	Share-based payments

Where equity settled share options are awarded to employees, the fair value of the options at the date of grant is charged to the consolidated statement of comprehensive income (loss) over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of comprehensive income (loss) over the remaining vesting period. Where the terms and conditions of options are modified after they vest, the increase in the fair value of the options measured and recorded in the consolidated statement of comprehensive income (loss) immediately after the modification.

The Company recognizes stock based compensation for the estimated fair value of restricted share units (“RSUs”). The Company measures compensation expense for the RSUs based on the market value of the underlying stock at the date of grant.

Distribution expenses
W.	Distribution expenses
Distribution expenses include royalties, content, gaming duties, payment processing and other related. Gaming duties relate to gaming taxes imposed by various EU countries.
Finance income and expenses
X.
Finance income and expenses

Finance income and finance expenses are comprised of interest including loans as well as related parties funding, net currencies exchange rates differences, interest on lease liabilities and banks charges. See Note 22.

Income taxes
Y.	Income taxes

Provision for income taxes is calculated in accordance with the tax legislation and applicable tax rates in force at the end of the reporting year in the countries in which the Company and its subsidiaries have been incorporated. A provision is recognized for those matters for which the tax determination is uncertain, but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. This measurement is required to be based on the assumption that each of the tax authorities will examine amounts they have a right to examine and have full knowledge of all related information when making those examinations.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising from:

•	The initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•
Investments in subsidiaries and joint operations where the Company is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date, and that amount is expected to apply when the deferred tax liabilities/assets are settled/recovered.

The Company recognized deferred tax assets, if any, only when their recoverability is more likely than not.

The company adopted IFRIC 23, Uncertainty over Income Tax Positions (“IFRIC 23”), for the year ended December 31, 2022, which provides guidance on accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation requires:

•	The company to determine whether uncertain tax treatments should be considered separately or collectively based on which approach provides better predictions of the resolution.

•	The company to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and

•
The company, if it is not probable that the uncertain tax treatment will be accepted, to measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. This measurement is required to be based on the assumption that each of the tax authorities will examine amounts they have a right to examine and have full knowledge of all related information when making those examinations.

Fair value measurement hierarchy
Z.	Fair value measurement hierarchy

The Group measures certain financial instruments, including derivatives, at fair value at the end of each reporting period. Fair value is the price that would be received or paid in an orderly transaction between market participants at a particular date, either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for that asset or liability accessible to the Company.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Income (loss) per share
AA.	Income (loss) per share

Basic income (loss) per share

Basic income (loss) per share is calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year, adjusted for ordinary shares issued during the year, if applicable.

Diluted income (loss) per share

Diluted income (loss) per share adjusts the figures used in the determination of basic income (loss) per share to take into account the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of options takes place as expected; and the addition of the shares to be derived from realization must have a dilutive effect.

Leases
BB.	Leases

The Company accounts for its leases under IFRS 16, according to which:

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) or low value assets.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The lease liability is presented as a separate line in the consolidated statement of financial position, including the separation between current and non-current.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost, less accumulated depreciation and impairment losses.

In profit or loss, amortization expenses of the right-of-use asset and interest expenses in respect of the lease liability recognized. In the statement of cash flows, payments in respect of the principal portion of the lease liability classified as financing activity and payments in respect of the interest portion of the lease liability classified in accordance with the Company’s policy regarding classification of interest payments as financing activity.